Leases - Summary of quantitative information about right of use assets and lease liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Leases By Lessee [Line Items]
Right-of-use asset	$ 4,504,770	$ 6,117,050
Additions	602,421	950,004
Cancellation of contracts	(189,388)	(416,636)
Depreciation of the year	(2,025,313)	(1,980,809)
Lease liabilities	4,381,601	6,586,196
New contracts	602,421	950,004
Cancellation of contracts on leases	(189,388)	(416,636)
Leases payment	(1,736,133)	(2,012,188)	$ (2,055,635)
Leases financial cost	530,330	602,031
Translation differences and inflation adjustment	(1,411,825)	(280,301)
Previously stated [member]
Disclosure Of Leases By Lessee [Line Items]
Right-of-use asset	6,117,050	7,564,491
Lease liabilities	6,586,196	7,743,286
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Leases By Lessee [Line Items]
Depreciation of the year	$ (2,025,313)	$ (1,980,809)